Submission	Sep. 11, 2025
Submission [Line Items]
Central Index Key	0001746109
Registrant Name	Bank First Corp
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A